As filed with the SEC on 2/18/2026	Registration No. 333-265276
811-07545
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ □
Post‑Effective Amendment No. 6 ■
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 54 ■
_____________
THE PRUDENTIAL VARIABLE
CONTRACT ACCOUNT GI-2
(Exact Name of Registrant)
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
(Name of Depositor)
751 Broad Street
Newark, New Jersey 07102
800 778-2255
(Address and telephone number of principal executive offices)

Margaret M. Foran
The Prudential Insurance Company of America
751 Broad Street
Newark, New Jersey 07102
(Name and address of agent for service)
COPIES TO:
Michael P. DeSimone
Vice President and Corporate Counsel
The Prudential Insurance Company of America
213 Washington Street
Newark, NJ 07102
_____________
Approximate Date of Proposed Public Offering:____

It is proposed that this filing will become effective (check appropriate space):

□	immediately upon filing pursuant to paragraph (b) of Rule 485
■	on March 20, 2026 pursuant to paragraph (b) of Rule 485
(date)
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485
□	on pursuant to paragraph (a)(1) of Rule 485
(date)

If appropriate, check the following box:

■	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory Note
Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 (File No. 333-265276) of The Prudential Insurance Company of America and its Prudential Variable Contract Account GI-2 is to delay the effective date of Post-Effective Amendment No. 5 to March 20, 2026. Post-Effective Amendment No. 5 was filed with the Securities and Exchange Commission on January 23, 2026 for the purpose of including in this Registration Statement initial summary prospectuses. These Post-Effective Amendments do not amend or delete the currently effective Prospectus, Statement of Additional Information, or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted therein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 18th day of February, 2026.

The Prudential Variable Contract Account GI-2
(Registrant)
By: /s/ Michael P. DeSimone
Michael P. DeSimone Vice President and Corporate Counsel

The Prudential Insurance Company of America
(Depositor)
By: /s/ Michael P. DeSimone
Michael P. DeSimone Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 18th day of February, 2026.

Signature and Title

/s/ *
Robert E. Boyle
Controller, Principal Accounting Officer and Senior Vice President

/s/ *
Gilbert F. Casellas	By:	/s/ Michael P. DeSimone
Director		Michael P. DeSimone
(Attorney-in-Fact)
/s/ *
Carmine Di Sibio
Director

/s/ *
Robert M. Falzon
Vice Chairman

/s/ *
Yanela C. Frias
Chief Financial Officer and Executive Vice President

/s/ *
Martina Hund-Mejean
Director

/s/ *
Wendy E. Jones
Director

/s/ *
Charles F. Lowrey
Executive Chairman

/s/ *
Kathleen A. Murphy
Director

/s/ *
Sandra Pianalto	By:	/s/ Michael P. DeSimone
Director		Michael P. DeSimone
(Attorney-in-Fact)
/s/ *
Christine A. Poon
Director

/s/ *
Douglas A. Scovanner
Director